Long-Term Debt and Other Financial Liabilities, June 2022 Piraeus Bank Loan Facility (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Installment	Jun. 22, 2022 USD ($)	Dec. 31, 2021 USD ($)
Senior Long-Term Debt [Abstract]
Balance outstanding	$ 235,603		$ 218,551
June 2022 Piraeus Bank Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Face amount		$ 38,000
Term of loan	5 years
Final balloon payment	$ 16,500
Minimum liquidity to be maintained in earnings account	$ 2,000
Security cover ratio	130.00%
Balance outstanding	$ 34,000
June 2022 Piraeus Bank Loan Facility [Member] | First Four Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment	4
Frequency of periodic payment	quarterly
Installment payment	$ 2,000
June 2022 Piraeus Bank Loan Facility [Member] | Next Two Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment	2
Frequency of periodic payment	quarterly
Installment payment	$ 1,500
June 2022 Piraeus Bank Loan Facility [Member] | Last Fourteen Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment	14
Frequency of periodic payment	quarterly
Installment payment	$ 750
June 2022 Piraeus Bank Loan Facility [Member] | Maximum [Member]
Senior Long-Term Debt [Abstract]
Corporate leverage ratio	85.00%
June 2022 Piraeus Bank Loan Facility [Member] | Minimum [Member]
Senior Long-Term Debt [Abstract]
Security cover ratio	125.00%
June 2022 Piraeus Bank Loan Facility [Member] | LIBOR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate	3.00%
June 2022 Piraeus Bank Loan Facility [Member] | LIBOR [Member] | Maximum [Member]
Senior Long-Term Debt [Abstract]
Decrease in margin upon meeting certain emission reduction targets	(0.10%)